Shareholder Report, Line Graph (Details) - USD ($)		2 Months Ended	5 Months Ended	8 Months Ended	11 Months Ended	14 Months Ended	17 Months Ended
	Aug. 15, 2024 [1]	Sep. 30, 2024	Dec. 31, 2024	Mar. 31, 2025	Jun. 30, 2025	Sep. 30, 2025	Dec. 31, 2025
TappAlpha SPY Growth & Daily Income ETF
Account Value [Line Items]
Accumulated Value	$ 10,000	$ 10,573	$ 10,795	$ 10,346	$ 11,228	$ 12,198	$ 12,659
S&P® 500 Index
Account Value [Line Items]
Accumulated Value	$ 10,000	$ 10,414	$ 10,665	$ 10,209	$ 11,327	$ 12,247	$ 12,572

[1]	Inception